Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	TradeUP Global Corporation
Document Type	F-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 6
Entity Central Index Key	0001847075
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	437 Madison Avenue, 27th Floor
Entity Address, Address Line Two	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(732)
Local Phone Number	910-9692